Note 13 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

(a) Time charters: As of June 30, 2026, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

12-month period ending June 30,	Amount
2027	$776,368
2028	803,171
2029	663,946
2030	577,058
2031	415,057
2032 and thereafter	3,030,045
Total	$6,265,645

These arrangements, as at June 30, 2026, have remaining terms of up to 224 months.

(b) Capital Commitments: Capital commitments of the Company as of June 30, 2026, were $1.8 billion, in the aggregate, relating to (i) the 22 newbuild vessels under construction (Note 8), (ii) the remaining balance for the acquisition of the two secondhand container vessels discussed in Note 8, (iii) the acquisition of eight platform supply vessels through NML under sale and leaseback transactions under which the vessels will be chartered back to the sellers under bareboat charter agreements (Note 4(h)) and (iv) the acquisition of two vessels through NML under a sale and leaseback transaction, subject to final documentation, under which the vessels will be chartered back to the sellers under bareboat charter agreements. The annual payments of such capital commitments after June 30, 2026, are in the aggregate as follows:

12-month period ending June 30,	Amount (in billions of U.S. dollars)
2027	$0.4
2028	0.5
2029	0.6
2030	0.3
Total	$1.8

(c) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.

As previously disclosed, eight of the Company’s subsidiaries have been involved in arbitration concerning the termination of certain shipbuilding contracts. The Company has provided bank letters of guarantee as security for the legal fees of a counterparty in connection with the claims as to which the counterparty has prevailed on the merits. The Company remains engaged in arbitration and settlement discussions.

Currently, other than the above, management is not aware of any as aforementioned claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.